Annuity Investors(R) Variable Account B

                                       of

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                                       for


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          The Commodore        The Commodore        The Commodore
           NavigatorSM          Advantage(R)       Independence(R)



                                December 31, 2000

                        Annual Report to Contract Owners


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                                Table of Contents

                                                                          Page

Letter from the President...............................................    2

Tab

Portfolio Annual Reports

Janus Aspen Series .....................................................    I
         Growth Portfolio
         Aggressive Growth Portfolio
         Capital Appreciation
         Balanced Portfolio
         International Growth Portfolio
         Worldwide Growth Portfolio

Dreyfus Portfolios .....................................................  II
         Dreyfus Variable Investment Fund
                  Appreciation Portfolio
                  Money Market Portfolio
                  Growth and Income Portfolio
                  Small Cap Portfolio
         The Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Stock Index Fund

Strong ................................................................. III
         Strong Opportunity Fund II, Inc.
         Strong Variable Insurance Funds, Inc.,
                  Strong Mid Cap Growth Fund II

Deutsche Asset Management ..............................................  IV
 .........EAFE(R) Equity Index
 .........Equity 500 Index
 .........Small Cap Index

INVESCO Variable Investment Funds, Inc .................................   V
         Equity Income Fund
         Total Return Fund
         High Yield Fund

The Universal Institutional Funds, Inc  ................................  VI
         U.S. Real Estate Portfolio
         Fixed Income Portfolio
         Value Portfolio
         Emerging Markets Equity Portfolio
         Mid Cap Value Portfolio

PBHG Insurance Series Fund, Inc......................................... VII
         PBHG Growth II Portfolio
         PBHG Large Cap Growth Portfolio
         PBHG Technology & Communications Portfolio

The Timothy Plan Small-Cap Variable Series..............................VIII

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(r)


Dear Commodore Variable Annuity Contract Owner:

Enclosed are the December 31, 2000 Annual Reports for each of the Portfolios in which the sub-accounts of Annuity Investors Variable Account B invest. High valuations for stocks in the technology sector, three interest rate increases by the Federal Reserve, and a slowing growth rate for the U.S. economy combined to produce a very volatile market in the year 2000. In this market, growth stocks and the technology sector were negatively affected, and performance suffered. By comparison, although the performance of value stocks had previously trailed growth stocks during the prior several years, value stocks experienced a significant rebound in 2000. All of Annuity Investors' value-oriented equity subaccounts finished the year in positive territory. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

For the year ended December 31, 2000, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, returned a loss of 9.10%, while the NYSE Composite Index realized a gain of 1.01%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, increased by 11.63% over the same period. The average annual total returns of the sub-accounts offered under your Contract for the period January 1, 2000 to December 31, 2000, are shown below.*


Janus Aspen Series - Aggressive Growth Portfolio                     (32.76)%
Janus Aspen Series - Worldwide Growth Portfolio                      (16.83)%
Janus Aspen Series - Balanced Portfolio                              ( 3.62)%
Janus Aspen Series - Growth Portfolio                                (15.73)%
Janus Aspen Series - International Growth Portfolio                  (17.10)%
Janus Aspen Series - Capital Appreciation Portfolio                  (19.31)%
Dreyfus VIF - Appreciation Portfolio                                 ( 2.02)%
Dreyfus VIF - Money Market Portfolio                                   4.10 %
Dreyfus VIF - Growth and Income Portfolio                            ( 5.11)%
Dreyfus VIF - Small Cap Portfolio                                     11.75 %
The Dreyfus Socially Responsible Growth Fund, Inc.                   (12.26)%
Dreyfus Stock Index Fund                                             (10.53)%
Strong Opportunity Fund II, Inc.                                       5.13 %
Strong Variable Insurance Funds, Inc.
 - Strong Mid Cap Growth Fund II                                     (16.01)%
Deutsche Asset Management VIT Funds EAFE(R) Equity Index             (17.81)%
Deutsche Asset Management VIT Funds Equity 500 Index                 (10.49)%
Deutsche Asset Management VIT Funds Small Cap Index                  ( 5.20)%
INVESCO VIF - Equity Income Fund                                       3.42 %
INVESCO VIF - Total Return Fund                                      ( 3.52)%
INVESCO VIF - High Yield Fund                                        (12.90)%
The Universal Institutional Funds, Inc.
 - Mid Cap Value Portfolio                                             9.23 %
The Universal Institutional Funds, Inc.
 - Value Portfolio                                                    23.23 %
The Universal Institutional Funds, Inc.
 - Fixed Income Portfolio                                              9.55 %
The Universal Institutional Funds, Inc.
 - U.S. Real Estate Portfolio                                         27.49 %
The Universal Institutional Funds, Inc.
 - Emerging Markets Equity Portfolio                                 (40.05)%
PBHG Insurance Series Fund, Inc. - PBHG Growth II Portfolio          (17.82)%
PBHG Insurance Series Fund, Inc. - PBHG Large Cap Growth Portfolio   ( 2.83)%
PBHG Insurance Series Fund, Inc. - PBHG Tech. & Comm. Portfolio      (42.92)%
The Timothy Plan Small-Cap Variable Series                             6.43 %
[FN]
*Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

I, and my colleagues at Annuity Investors Life Insurance Company(R), look forward to serving you in the future.


Sincerely,

/s/Charles R. Scheper
-----------------------
Charles R. Scheper
President

                                        2
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The Financial Statements of the following investment companies (Registrant)
are made a part hereof and incorporated herein:

Registrant                                                   1940 Act Number


Janus Aspen Series                                             811-07736
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio

Dreyfus Variable Investment Fund                               811-05125
  Appreciation Portfolio
  Money Market Portfolio
  Growth and Income Portfolio
  Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.             811-07044

Dreyfus Stock Index Fund                                       811-05179

Strong Opportunity Fund II, Inc.                               811-06552

Strong VIF Mid Cap Growth Fund II                              811-06553

Deutsche Asset Management VIT Funds                            811-08038
  Deutsche VIT EAFE(R)Equity Index
  Deutsche VIT Equity 500 Index
  Deutsche VIT Small Cap Index

INVESCO Variable Investment Funds, Inc.                        811-08038
  INVESCO VIF-Equity Income Fund
  INVESCO VIF-Total Return Fund
  INVESCO VIF-High Yield Fund

The Universal Institutional Funds, Inc.                        811-07607
  Morgan Stanley UIF Mid Cap Value Portfolio
  Morgan Stanley UIF Value Portfolio
  Morgan Stanley UIF Fixed Income Portfolio
  Morgan Stanley UIF U.S. Real Estate Portfolio
  Morgan Stanley UIF Emerging Markets Equity Portfolio

PBHG Insurance Series Fund, Inc.                               811-08009
  PBHG Growth II Portfolio
  PBHG Large Cap Growth Portfolio
  PBHG Technology & Communications Portfolio

The Timothy Plan Small-Cap Variable Series                     811-08228

Annuity Investors Life Insurance Company(R)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771
www.commodoreva.com


Underwritten and Distributed by:

Great American AdvisorsSM, Inc.
Member NASD
525 Vine Street
Cincinnati, Ohio  45202




                              ANNUITY INVESTORS(r)
                             LIFE INSURANCE COMPANY

                                       for

                                [Commodore logo]











This report is for the information of the contract owners and participants of Annuity Investors Life Insurance Company and Annuity Investors Variable Account
B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For a current prospectus, Please call 1-800-789-6771. Please read it carefully before you invest or send money.


3245                          Imsa Logo                        (2/01)